Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Inventory
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Raw materials	1,784	1,784	245
Low value consumables	41	41	6
Finished goods	3,705	4,276	588

Less: inventory impairment	(91)	(111)	(15)
	5,439	5,990	824